Wanger Acorn
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger Acorn, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 0.5%
Entertainment 0.5%
Take-Two Interactive Software, Inc.(a)	16,391	2,519,461
Total Communication Services		2,519,461
Consumer Discretionary 19.2%
Automobile Components 3.4%
Dorman Products, Inc.(a)	73,940	8,364,093
Modine Manufacturing Co.(a)	73,899	9,813,048
Total		18,177,141
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.(a)	46,088	6,458,311
Hotels, Restaurants & Leisure 4.9%
Churchill Downs, Inc.	101,978	13,788,445
Dutch Bros, Inc., Class A(a)	124,658	3,992,796
Portillo’s, Inc., Class A(a)	357,181	4,811,228
Xponential Fitness, Inc., Class A(a)	257,210	3,189,404
Total		25,781,873
Household Durables 4.3%
Champion Homes, Inc.(a)	123,222	11,687,607
SharkNinja, Inc.	26,435	2,873,749
TopBuild Corp.(a)	20,235	8,231,800
Total		22,793,156
Leisure Products 1.1%
Brunswick Corp.	67,401	5,649,552
Specialty Retail 4.3%
Boot Barn Holdings, Inc.(a)	29,429	4,922,883
Five Below, Inc.(a)	133,770	11,818,580
Williams-Sonoma, Inc.	39,532	6,124,297
Total		22,865,760
Total Consumer Discretionary		101,725,793
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	111,836	9,224,233
Household Products 1.2%
WD-40 Co.	25,374	6,543,447
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.4%
elf Beauty, Inc.(a)	19,163	2,089,342
Total Consumer Staples		17,857,022
Energy 1.7%
Energy Equipment & Services 1.1%
TechnipFMC PLC	154,869	4,062,214
Tidewater, Inc.(a)	24,624	1,767,757
Total		5,829,971
Oil, Gas & Consumable Fuels 0.6%
Permian Resources Corp.	242,897	3,305,828
Total Energy		9,135,799
Financials 7.3%
Banks 1.1%
Lakeland Financial Corp.	44,031	2,867,299
Western Alliance Bancorp	33,822	2,925,265
Total		5,792,564
Capital Markets 4.5%
Blue Owl Capital, Inc.	522,816	10,121,718
GCM Grosvenor, Inc., Class A	853,989	9,667,155
Houlihan Lokey, Inc., Class A	25,197	3,981,630
Total		23,770,503
Insurance 1.7%
Ryan Specialty Holdings, Inc., Class A	136,908	9,089,322
Total Financials		38,652,389
Health Care 21.8%
Biotechnology 7.4%
Absci Corp.(a)	382,504	1,461,165
Cytokinetics, Inc.(a)	34,380	1,815,264
Exact Sciences Corp.(a)	128,072	8,724,265
Exelixis, Inc.(a)	95,762	2,485,024
Insmed, Inc.(a)	58,508	4,271,084
Natera, Inc.(a)	78,309	9,941,328
Neurocrine Biosciences, Inc.(a)	11,574	1,333,556
Revolution Medicines, Inc.(a)	66,930	3,035,276

Wanger Acorn  | 2024

Portfolio of Investments  (continued)
Wanger Acorn, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	27,116	3,386,517
Viking Therapeutics, Inc.(a)	39,856	2,523,283
Total		38,976,762
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	73,460	9,570,369
Inspire Medical Systems, Inc.(a)	12,725	2,685,611
Insulet Corp.(a)	16,409	3,819,195
Integer Holdings Corp.(a)	32,607	4,238,910
Lantheus Holdings, Inc.(a)	24,019	2,636,085
Total		22,950,170
Health Care Providers & Services 1.5%
Encompass Health Corp.	40,677	3,931,025
Surgery Partners, Inc.(a)	122,544	3,950,819
Total		7,881,844
Health Care Technology 0.2%
Schrodinger, Inc.(a)	63,195	1,172,267
Life Sciences Tools & Services 7.1%
BioLife Solutions, Inc.(a)	118,967	2,978,934
Bio-Techne Corp.	158,835	12,695,681
Charles River Laboratories International, Inc.(a)	28,985	5,709,175
DNA Script(a),(b),(c),(d)	2,550	313,374
Maravai LifeSciences Holdings, Inc., Class A(a)	524,979	4,362,575
Medpace Holdings, Inc.(a)	12,061	4,025,962
Repligen Corp.(a)	51,324	7,638,038
Total		37,723,739
Pharmaceuticals 1.2%
Intra-Cellular Therapies, Inc.(a)	53,026	3,879,912
Structure Therapeutics, Inc., ADR(a)	57,723	2,533,463
Total		6,413,375
Total Health Care		115,118,157
Industrials 21.6%
Aerospace & Defense 4.1%
Aerovironment, Inc.(a)	20,757	4,161,778
Curtiss-Wright Corp.	32,996	10,845,455
Moog, Inc., Class A	32,627	6,591,307
Total		21,598,540
Building Products 0.4%
Janus International Group, Inc.(a)	200,985	2,031,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.6%
MYR Group, Inc.(a)	28,066	2,869,187
Sterling Infrastructure, Inc.(a)	27,165	3,939,468
WillScot Holdings Corp.(a)	183,154	6,886,591
Total		13,695,246
Electrical Equipment 2.3%
Atkore, Inc.	101,655	8,614,245
Vertiv Holdings Co.	36,023	3,583,928
Total		12,198,173
Machinery 4.5%
Esab Corp.	64,013	6,805,222
Mueller Water Products, Inc., Class A	229,722	4,984,967
SPX Technologies, Inc.(a)	75,056	11,968,430
Total		23,758,619
Professional Services 5.5%
Alight, Inc., Class A(a)	472,120	3,493,688
ICF International, Inc.	11,820	1,971,458
KBR, Inc.	74,726	4,866,905
Parsons Corp.(a)	120,409	12,484,005
Paylocity Holding Corp.(a)	38,757	6,393,742
Total		29,209,798
Trading Companies & Distributors 2.2%
FTAI Aviation Ltd.	88,516	11,763,777
Total Industrials		114,256,111
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.8%
Coherent Corp.(a)	46,452	4,130,047
IT Services 2.0%
Cloudflare, Inc.(a)	26,076	2,109,287
Globant SA(a)	42,584	8,437,594
Total		10,546,881
Semiconductors & Semiconductor Equipment 3.9%
Allegro MicroSystems, Inc.(a)	166,816	3,886,813
Credo Technology Group Holding Ltd.(a)	111,600	3,437,280
Lattice Semiconductor Corp.(a)	88,490	4,696,164
Onto Innovation, Inc.(a)	10,487	2,176,682
Wanger Acorn  | 2024

Portfolio of Investments  (continued)
Wanger Acorn, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semtech Corp.(a)	88,890	4,058,717
Veeco Instruments, Inc.(a)	74,059	2,453,575
Total		20,709,231
Software 12.1%
Alkami Technology, Inc.(a)	128,917	4,066,042
AppLovin Corp.(a)	21,142	2,760,088
Braze, Inc., Class A(a)	44,387	1,435,476
CyberArk Software Ltd.(a)	11,252	3,281,196
Dynatrace, Inc.(a)	106,203	5,678,674
Gen Digital, Inc.	134,170	3,680,283
Gitlab, Inc., Class A(a)	48,867	2,518,605
HubSpot, Inc.(a)	6,178	3,284,225
Informatica, Inc., Class A(a)	104,030	2,629,878
Klaviyo, Inc.(a)	47,376	1,676,163
Monday.com Ltd.(a)	18,330	5,091,524
Samsara, Inc., Class A(a)	49,929	2,402,583
Sprout Social, Inc., Class A(a)	140,152	4,074,219
Tenable Holdings, Inc.(a)	58,536	2,371,879
Varonis Systems, Inc.(a)	86,726	4,900,019
Workiva, Inc., Class A(a)	66,225	5,239,722
Zeta Global Holdings Corp., Class A(a)	164,565	4,908,974
Zscaler, Inc.(a)	22,155	3,787,176
Total		63,786,726
Technology Hardware, Storage & Peripherals 0.7%
Pure Storage, Inc., Class A(a)	43,936	2,207,345
Super Micro Computer, Inc.(a)	4,117	1,714,319
Total		3,921,664
Total Information Technology		103,094,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.3%
Metals & Mining 1.3%
ATI, Inc.(a)	103,501	6,925,252
Total Materials		6,925,252
Real Estate 1.7%
Real Estate Management & Development 1.7%
Colliers International Group, Inc.	59,998	9,108,296
Total Real Estate		9,108,296
Total Common Stocks (Cost $413,916,097)		518,392,829

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
Sector 0.9%
SPDR S&P Biotech ETF(e)	51,675	5,105,490
Total Exchange-Traded Equity Funds (Cost $4,672,106)		5,105,490

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 5.123%(f),(g)	6,737,633	6,736,960
Dreyfus Government Cash Management Fund, Institutional Shares, 4.803%(f),(h)	4,468,160	4,468,160
Total Money Market Funds (Cost $11,203,819)		11,205,120
Total Investments in Securities (Cost: $429,792,022)		534,703,439
Other Assets & Liabilities, Net		(5,550,951)
Net Assets		529,152,488
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $313,374, which represents 0.06% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $313,374, which represents 0.06% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	313,374

Wanger Acorn  | 2024

Portfolio of Investments  (continued)
Wanger Acorn, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	All or a portion of this security was on loan at September 30, 2024. The total market value of securities on loan at September 30, 2024 was $4,396,600.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	16,636,337	113,798,414	(123,695,067)	(2,724)	6,736,960	3,126	355,837	6,737,633

(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7064_12_C01_(11/24)